NOTES PAYABLE (Details Narrative)	12 Months Ended
	Dec. 31, 2015 USD ($) Unit	Sep. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)
Notes Payable Details Narrative
Notes payable	$ 986,082	$ 506,550	$ 1,707,420
Amount of notes in default			$ 1,652,420
No. of notes agreements | Unit	11
Interest rates	21.00%
Notes payable default amount	$ 78,249